INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME (LOSS) BEFORE INCOME TAXES FROM CONTINUING OPERATIONS

Income (loss) before income taxes from continuing operations is summarized below:

£	June 30, 2026	December 31, 2025
Domestic	(4,380,046)	(61,780,879)
Foreign	(783,969)	(1,532,561)
Total domestic and foreign	(5,164,015)	(63,313,440)

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The difference between the total provision for income taxes and the amount computed by applying the Jersey statutory income tax rate to the loss before income taxes is as follows:

	June 30, 2026	December 31, 2025
Income Tax (provision) / benefit at the Jersey headline tax rate of 0%	£0	£0
Effects of:
Foreign (profit) / loss not at the Jersey rate	149,967	291,187
Change in Deferred Tax Asset valuation allowance	(149,967)	(291,187)
Income tax expense	-	-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets (“DTAs”) reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	June 30, 2026	December 31, 2025
Deferred Tax assets
Net operating loss carryforwards	512,182	362,215
Total gross deferred tax assets	512,182	362,215
Valuation allowance	(512,182)	(362,215)
Net current deferred tax assets	-	-